PENSION PLAN (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Disclosure of obligations and plan assumptions

As at December 31
($ millions)	2024	2023
Registered defined benefit net asset	(23)	(5)
Supplemental defined benefit net obligation	15	14
Net employee benefit (assets) obligations	(8)	9
Principal actuarial assumptions used:

As at December 31
(weighted average percent)	2024	2023
Discount rate	4.7	4.6
Future pension earning increases	4.0	4.0
Assumptions regarding future mortality are based on published statistics and mortality tables. The current longevities underlying the values of the liabilities in the defined plans are as follows:

As at December 31
(years)	2024	2023
Longevity at age 65 for current pensioners
Males	22.1	22.1
Females	24.4	24.4
Longevity at age 65 for current member aged 45
Males	23.0	23.0
Females	25.4	25.4

Disclosure of analysis of present value of defined benefit obligations
Defined Benefit Obligations

As at December 31 ($ millions)	2024		2023
	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Present value of unfunded obligations	—	15	—	14
Present value of funded obligations	269	—	250	—
Total present value of obligations	269	15	250	14
Fair value of plan assets	292	—	255	—
Recognized defined benefit assets (obligations)	23	(15)	5	(14)

Disclosure of fair value of plan assets	Registered Defined Benefit Pension Plan Assets Comprise

As at December 31
(Percent)	2024	2023
Equity securities	61	59
Debt	34	35
Other	5	6
	100	100

Disclosure of movement in benefit obligation and plan assets, recognized expenses, and actuarial gains and losses
Movement in the Present Value of the Defined Benefit Pension Obligation

	2024		2023
($ millions)	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Defined benefits obligations at January 1	250	14	207	11
Benefits paid by the plan	(15)	(1)	(11)	(1)
Current service costs	28	1	18	1
Interest expense	11	1	11	1
Actuarial (gains) losses in other comprehensive income	(5)	—	25	2
Defined benefit obligations at December 31	269	15	250	14
Movement in the Present Value of Registered Defined Benefit Pension Plan Assets

($ millions)	2024	2023
Fair value of plan assets at January 1	255	224
Contributions paid into the plan	18	17
Benefits paid by the plan	(15)	(11)
Return on plan assets	22	13
Interest income	12	12
Fair value of registered plan assets at December 31	292	255
Expense Recognition in Earnings

For the years ended December 31
($ millions)	2024	2023
Registered Plan
Current service costs	29	19
Interest on obligation	11	11
Interest on plan assets	(12)	(12)
	28	18
The expense is recognized in the following line items in the Consolidated Statement of Comprehensive Income:

For the years ended December 31
($ millions)	2024	2023
Registered Plan
Operating expenses	15	8
General and administrative expense	13	10
	28	18
Actuarial Gains and Losses Recognized in Other Comprehensive Income

	2024			2023
($ millions)	Registered Plans	Supplemental Plan	Total	Registered Plan	Supplemental Plan	Total
Balance at January 1	(8)	1	(7)	1	3	4
Remeasurements:
Financial assumptions	2	—	2	(16)	(1)	(17)
Experience adjustments	2	—	2	(3)	(1)	(4)
Return on plan assets excluding interest income	17	—	17	10	—	10
Recognized gain (loss) during the period after tax	21	—	21	(9)	(2)	(11)
Balance at December 31	13	1	14	(8)	1	(7)